Basis of Preparation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of basis of preparation of financial statements [text block] [Abstract]
Schedule of assumptions of carrying amounts of assets and liabilities
Estimate	Principal assumptions	Possible effects	Reference

Assessment of probability of contingent liabilities	Whether it is more likely than not that an outflow of economic resources will be required in respect of legal claims pending against the Company and its investees	Reversal or creation of a provision for a claim	For information on the Company’s exposure to claims see Note 13B regarding contingent liabilities

Recoverability of intangible assets	The discounted cash flows method includes assumptions such as future expenses, future revenues, successes rate (in respect of transition between phases of the R&D of the clinical trials until reaching regulatory approval and marketing) and discount rate.	Impairment of the in-process research and development in profit or loss	See Note 5 regarding subsidiaries

Schedule of changes in exchange rates
Representative
exchange rate of USD
(NIS/USD 1)
Date of consolidated financial statements:
December 31, 2021	3.110
December 31, 2020	3.215
December 31, 2019	3.456

%
Changes in exchange rates for the year ended:
December 31, 2021	(3)
December 31, 2020	(7)
December 31, 2019	(7.8)